Research and Development Costs - Schedule of Research and Development Costs (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Statement Line Items [Line Items]
Wages and Salaries	$ 112,394	$ 142,659	$ 246,850	$ 285,545	$ 541,310	$ 280,938	$ 263,365
Research and development costs	203,431	1,216,051	386,554	2,220,697	2,980,144	4,917,287	3,112,579
Research and Development Costs [Member]
Statement Line Items [Line Items]
Wages and Salaries	143,283	265,978	219,724	513,427	728,823	855,864	558,114
Clinical Trials and Investigational drug costs	11,286	902,404	109,144	1,579,435	2,104,366	3,605,738	2,194,327
Office Rent	9,472	10,915	16,576	22,062	33,707	51,316	69,871
Licensing		27,908		77,325	2,110	241,990	34,967
Supplies						25,715	81,915
Insurance product	390		2,110	2,017	49,184	5,012	5,596
Patents		8,846		26,431	61,954	131,652	167,789
Research and development costs	$ 203,431	$ 1,216,051	$ 386,554	$ 2,220,697	$ 2,980,144	$ 4,917,287	$ 3,112,579